AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 97.3%
Massachusetts – 78.0%
Commonwealth of Massachusetts
Series 2013
5.00%, 06/01/2031 (Pre-refunded/ETM)	$1,000	$1,052,790
Series 2015A
5.00%, 07/01/2035(a)	10,000	12,125,000
Series 2018A
5.00%, 01/01/2042	5,000	6,294,550
Commonwealth of Massachusetts
(Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.372% (CPI + 1.67%), 06/01/2020(b)	2,000	2,011,920
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 05/01/2031	1,000	1,184,640
Massachusetts Bay Transportation Authority
(Massachusetts Bay Transportation Authority
Sales Tax)
Series 2010B
5.00%, 07/01/2029	645	653,753
Massachusetts Development Finance Agency
Series 2011
5.00%, 06/01/2026 (Pre-refunded/ETM)	1,460	1,536,139
5.00%, 07/01/2031 (Pre-refunded/ETM)	7,000	7,389,340
Series 2011A
5.00%, 06/01/2027 (Pre-refunded/ETM)	1,575	1,657,136
5.00%, 06/01/2028 (Pre-refunded/ETM)	1,650	1,736,048
Massachusetts Development Finance Agency
(Atrius Health Obligated Group)
Series 2019A
5.00%, 06/01/2039	1,400	1,750,042
Massachusetts Development Finance Agency
(Baystate Medical Obligated Group)
Series 2014N
5.00%, 07/01/2044	7,000	7,968,170
Massachusetts Development Finance Agency
(Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/2030-10/01/2031	3,970	4,209,591
Massachusetts Development Finance Agency
(Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 07/01/2044	3,755	4,322,906
Massachusetts Development Finance Agency
(Brandeis University)
Series 2019S
5.00%, 10/01/2035-10/01/2039	4,915	6,441,778
Massachusetts Development Finance Agency
(Children's Hospital Corp. Obligated Group (The))
Series 2014P
5.00%, 10/01/2034	1,055	1,243,613
Massachusetts Development Finance Agency
(Emerson College)
Series 2016A
5.00%, 01/01/2034-01/01/2036	2,435	2,951,557
5.25%, 01/01/2042	1,000	1,211,820

	Principal
	Amount
	(000)	U.S. $ Value
Massachusetts Development Finance Agency
(Emmanuel College/MA)
Series 2016A
5.00%, 10/01/2031-10/01/2034	$4,100	$4,975,594
Massachusetts Development Finance Agency
(Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/2038	5,000	5,683,600
Massachusetts Development Finance Agency
(Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 07/01/2037	1,150	1,335,392
Massachusetts Development Finance Agency
(Lesley University)
Series 2016
5.00%, 07/01/2039	2,055	2,454,266
Massachusetts Development Finance Agency
(MCPHS University)
Series 2013F
4.00%, 07/01/2032	1,000	1,088,590
Massachusetts Development Finance Agency
(Merrimack College)
Series 2012A
5.00%, 07/01/2027-07/01/2032	3,980	4,332,336
5.25%, 07/01/2042	1,330	1,440,510
Massachusetts Development Finance Agency
(NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/2047(c)	2,000	2,216,220
Massachusetts Development Finance Agency
(President & Fellows of Harvard College)
Series 2016A
5.00%, 07/15/2036-07/15/2040	6,100	9,442,508
Massachusetts Development Finance Agency
(Simmons University)
Series 2018L
5.00%, 10/01/2034-10/01/2035	3,980	5,074,360
Massachusetts Development Finance Agency
(South Shore Hospital, Inc.)
Series 2016I
4.00%, 07/01/2036	2,000	2,202,140
5.00%, 07/01/2041	2,500	2,934,375
Massachusetts Development Finance Agency
(Suffolk University)
Series 2017
5.00%, 07/01/2033	1,250	1,527,000
Massachusetts Development Finance Agency
(Trustees of Boston College)
Series 2017T
5.00%, 07/01/2037	1,000	1,263,260
Massachusetts Development Finance Agency
(UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 07/01/2036	1,500	1,813,200
Massachusetts Development Finance Agency
(Wellforce Obligated Group)
AGM Series 2019A
5.00%, 07/01/2038-07/01/2044	4,000	4,917,320

	Principal
	Amount
	(000)	U.S. $ Value
Massachusetts Development Finance Agency
(Woods Hole Oceanographic Institution State
Lease)
Series 2018
5.00%, 06/01/2048	$3,000	$3,756,690
Massachusetts Health & Educational Facilities
Authority
Series 2010
5.25%, 07/01/2038 (Pre-refunded/ETM)	2,500	2,536,475
Series 2010C
5.375%, 07/01/2035 (Pre-
refunded/ETM)	1,005	1,019,733
Massachusetts Health & Educational Facilities
Authority
(Northeastern University)
Series 2010A
5.00%, 10/01/2028-10/01/2029	7,025	7,190,279
Massachusetts Port Authority
Series 2010B
5.00%, 07/01/2034	2,750	2,787,235
Series 2012B
5.00%, 07/01/2032	1,430	1,558,528
Massachusetts School Building Authority
Series 2011B
5.00%, 10/15/2032 (Pre-refunded/ETM)	3,720	3,974,783
Series 2015B
5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,534,254
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales
Tax)
Series 2013A
5.00%, 05/15/2032	2,500	2,822,500
Massachusetts Water Resources Authority
Series 2011B
5.00%, 08/01/2026 (Pre-refunded/ETM)	2,425	2,568,318
5.00%, 08/01/2029 (Pre-refunded/ETM)	2,000	2,118,200
Series 2016C
5.00%, 08/01/2033	5,500	6,880,280
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 07/01/2027	6,000	6,323,940
University of Massachusetts Building Authority
Series 20141
5.00%, 11/01/2044 (Pre-refunded/ETM)	1,620	1,926,585
5.00%, 11/01/2044	380	447,138
University of Massachusetts Building Authority
(University of Massachusetts)
Series 20173
5.00%, 11/01/2034	2,500	3,206,600
		172,093,002
Alabama – 0.2%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(c)	415	495,161

	Principal
	Amount
	(000)	U.S. $ Value
American Samoa – 0.3%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(c)	$465	$563,608
Arizona – 2.4%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 07/01/2029	4,065	4,368,940
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/2037	660	944,486
		5,313,426
California – 0.6%
California Statewide Communities Development
Authority
(Enloe Medical Center)
Series 2008A
5.50%, 08/15/2023	360	361,318
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	875	928,742
		1,290,060
Colorado – 0.5%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/2032	1,000	1,105,250
Connecticut – 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/2032	1,000	1,202,370
Florida – 1.6%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center -
Orlando)
Series 2018A
7.50%, 06/01/2048(c)	100	109,993
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/2027	3,000	3,503,010
		3,613,003
Guam – 1.8%
Guam Government Waterworks Authority
Series 2017
5.00%, 07/01/2040	1,525	1,821,094
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2040	1,770	2,108,077
Territory of Guam

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/15/2031	$100	$120,550
		4,049,721
Illinois – 1.0%
Chicago Board of Education
Series 2018A
5.00%, 12/01/2031	650	815,633
Illinois Finance Authority
(Plymouth Place, Inc.)
Series 2015
5.00%, 05/15/2037	1,050	1,154,087
Village of Bolingbrook IL
(Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 01/01/2024	273	270,839
		2,240,559
Indiana – 0.1%
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(c)	270	278,899
Michigan – 0.8%
City of Detroit MI
5.00%, 04/01/2036	90	104,731
Michigan Public Power Agency
Series 2012A
5.00%, 01/01/2032	1,605	1,697,865
		1,802,596
New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 06/15/2029	1,170	1,408,060
New York – 2.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/2028 (Pre-refunded/ETM)	5,065	5,436,822
North Carolina – 1.1%
North Carolina Medical Care Commission
(Aldersgate United Methodist Retirement
Community, Inc.)
Series 2015
4.70%, 07/01/2037	1,000	1,081,040
North Carolina Turnpike Authority
Series 2017
5.00%, 01/01/2032	1,000	1,225,780
		2,306,820
Ohio – 0.3%
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	600	643,500

	Principal
	Amount
	(000)	U.S. $ Value
Pennsylvania – 1.2%
City of Philadelphia PA
AGM Series 2017A
5.00%, 08/01/2033	$1,000	$1,249,780
Pennsylvania Economic Development Financing
Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/2034	1,140	1,364,603
		2,614,383
Puerto Rico – 1.8%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	240	268,728
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	160	179,842
AGC Series 2007C
5.50%, 07/01/2031	110	125,661
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	540	609,444
NATL Series 2005L
5.25%, 07/01/2035	105	113,397
NATL Series 2007N
5.25%, 07/01/2032	100	108,911
Puerto Rico Housing Finance Authority
(Puerto Rico Housing Finance Authority Cap Fd
Prog)
Series 2003
5.00%, 12/01/2020	695	713,355
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	238	192,790
Series 2019A
4.329%, 07/01/2040	180	199,601
4.55%, 07/01/2040	22	24,754
5.00%, 07/01/2058	685	783,893
		3,981,176
Tennessee – 0.2%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(c)	310	327,769
Texas – 1.3%
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/2031(c)	540	586,364

				Principal
					Amount
					(000)	U.S. $ Value
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015A
5.00%, 01/01/2034					$1,000	$1,181,490
Texas Private Activity Bond Surface
Transportation Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040					1,090	1,110,394
						2,878,248
Wisconsin – 0.5%
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/2025					1,000	1,160,830
Total Municipal Obligations
(cost $197,636,828)						214,805,263
				Shares
SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(d) (e)
(f)
(cost $3,927,264)				3,927,264		3,927,264
Total Investments – 99.1%
(cost $201,564,092)(g)						218,732,527
Other assets less liabilities – 0.9%						1,903,112
Net Assets – 100.0%						$220,635,639
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
	Notional		made	received	Payment		Premiums		Unrealized
	Amount	Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
	(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	10,250	06/17/2024	1.760%	CPI#	Maturity	$(154,178)	$	— $	(154,178)
USD	1,500	08/09/2024	1.690%	CPI#	Maturity	(18,497)		—	(18,497)
USD	5,110	01/15/2025	1.671%	CPI#	Maturity	(55,451)		—	(55,451)
USD	1,894	01/15/2025	1.637%	CPI#	Maturity	(21,248)		—	(21,248)
USD	4,236	01/15/2025	1.673%	CPI#	Maturity	(55,385)		—	(55,385)
						$(304,759)	$	— $	(304,759)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	3,200	01/15/2025	3 Month LIBOR	1.566%	Semi-Annual $	91,725	$		— $	91,725
					Quarterly/
USD	1,695	02/06/2025	3 Month LIBOR	1.419%	Semi-Annual	37,112			—	37,112
					Quarterly/
USD	10,900	04/03/2034	3 Month LIBOR	3.276%	Semi-Annual	3,107,459			—	3,107,459
					Semi-Annual/
USD	18,615	04/01/2039	3.022%	3 Month LIBOR	Quarterly	(5,889,835)			—	(5,889,835)
					Semi-Annual/
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Quarterly	(48,685)			—	(48,685)
					Quarterly/
USD	22,500	04/01/2044	3 Month LIBOR	3.081%	Semi-Annual	8,848,217			—	8,848,217
					Semi-Annual/
USD	4,885	04/23/2049	2.801%	3 Month LIBOR	Quarterly	(1,884,153)			—	(1,884,153)
						$4,261,840	$		— $	4,261,840

INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	6,82509/20/2020	2.263%	CPI#	Maturity $	(77,628)	$		— $	(77,628)
Barclays Bank PLC	USD	6,44910/15/2020	2.208%	CPI#	Maturity	(67,809)			—	(67,809)
Barclays Bank PLC	USD	3,49510/15/2020	2.210%	CPI#	Maturity	(36,926)			—	(36,926)
Citibank, NA	USD	4,69010/17/2020	2.220%	CPI#	Maturity	(50,547)			—	(50,547)
JPMorgan Chase
Bank, NA	USD	6,20408/30/2020	2.210%	CPI#	Maturity	(62,695)			—	(62,695)
JPMorgan Chase
Bank, NA	USD	7,13007/15/2024	2.165%	CPI#	Maturity	(202,796)			—	(202,796)
						$(498,401)	$		— $	(498,401)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	3,02510/09/2029	1.120%	SIFMA*	Quarterly $	(89,387)	$		— $	(89,387)
Citibank, NA	USD	3,02510/09/2029	1.125%	SIFMA*	Quarterly	(90,952)			—	(90,952)
						$(180,339)	$		— $	(180,339)

Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA)

*Municipal Swap Index

(a)Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2020.

(c)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $4,578,015 or 2.1% of net assets.

(d)Affiliated investments.

(e)The rate shown represents the 7-day yield as of period end.

(f)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(g)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,255,839 and gross unrealized depreciation of investments was $(8,809,063), resulting in net unrealized appreciation of $20,446,776.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$214,805,263		$—	$214,805,263
Short-Term Investments	3,927,264	—		—	3,927,264
Total Investments in Securities	3,927,264	214,805,263		—	218,732,527
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	12,084,513		—	12,084,513
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(304,759)		—	(304,759)
Centrally Cleared Interest Rate Swaps	—	(7,822,673)		—	(7,822,673)
Inflation (CPI) Swaps	—	(498,401)		—	(498,401)
Interest Rate Swaps	—	(180,339)		—	(180,339)
Total	$3,927,264	$218,083,604		$—	$222,010,868(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $5,534,130 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$630	$24,725	$21,428	$3,927	$34